Financial Liabilities at Amortised Cost (Details) - Schedule of Obligations Related to Instruments Sold under Repurchase Agreements - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities	$ 282,511	$ 186,800
Other Chilean debt financial securities
Other Chilean debt financial securities	73	84
Foreign financial debt securities
Foreign financial debt securities		128,471
Total	282,584	315,355
Chilean Treasury bonds and notes [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities	282,511	186,800
Chilean Bank debt financial instruments [Member]
Other Chilean debt financial securities
Other Chilean debt financial securities	73	84
Other foreign debt financial instruments [Member]
Foreign financial debt securities
Foreign financial debt securities		128,471
From 1 day to less than 3 months [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities	282,140	186,691
Other Chilean debt financial securities
Other Chilean debt financial securities	73	84
Foreign financial debt securities
Foreign financial debt securities		128,471
Total	282,483	315,246
From 1 day to less than 3 months [Member] | Chilean Treasury bonds and notes [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities	282,140	186,691
From 1 day to less than 3 months [Member] | Chilean Bank debt financial instruments [Member]
Other Chilean debt financial securities
Other Chilean debt financial securities	73	84
From 1 day to less than 3 months [Member] | Other foreign debt financial instruments [Member]
Foreign financial debt securities
Foreign financial debt securities		128,471
More than 3 months and less than 1 year [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities	101	109
Other Chilean debt financial securities
Other Chilean debt financial securities
Foreign financial debt securities
Foreign financial debt securities
Total	101	109
More than 3 months and less than 1 year [Member] | Chilean Treasury bonds and notes [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities	101	109
More than 3 months and less than 1 year [Member] | Chilean Bank debt financial instruments [Member]
Other Chilean debt financial securities
Other Chilean debt financial securities
More than 3 months and less than 1 year [Member] | Other foreign debt financial instruments [Member]
Foreign financial debt securities
Foreign financial debt securities
More Than 1 Year [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities
Other Chilean debt financial securities
Other Chilean debt financial securities
Foreign financial debt securities
Foreign financial debt securities
Total
More Than 1 Year [Member] | Chilean Treasury bonds and notes [Member]
Chilean Central Bank and Government securities
Chilean Central Bank and Government securities
More Than 1 Year [Member] | Chilean Bank debt financial instruments [Member]
Other Chilean debt financial securities
Other Chilean debt financial securities
More Than 1 Year [Member] | Other foreign debt financial instruments [Member]
Foreign financial debt securities
Foreign financial debt securities